Notes on the Consolidated Statements of Operations and Comprehensive Loss - Customer service expenses (Details) - Customer service expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [Line Items]
Personnel costs	€ 2,766	€ 2,459	€ 2,153
Third party services	3,218	1,773	1,589
Office Expenses	339	241	146
Depreciation and amortisation expense	486	107	62
Other	21	46	21
Total Customer Service Expenses	€ 6,830	€ 4,626	€ 3,971